Long-term debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
15. Long-term debt

	As of December 31,
(in thousands of U.S. dollars)	2018	2017
Lampung facility:
Export credit tranche	$109,096	$123,982
FSRU tranche	26,988	31,164
Gallant facility:
Commercial tranche	111,264	120,743
Export credit tranche	29,333	33,000
Grace facility:
Commercial tranche	135,813	146,063
Export credit tranche	27,750	30,750
Outstanding principal	440,244	485,702
Lampung facility unamortized debt issuance cost	(5,809)	(7,494)
Gallant facility unamortized fair value of debt assumed	215	552
Grace facility unamortized fair value of debt assumed	895	1,543
Total debt	435,545	480,303
Less: Current portion of long-term debt	(45,458)	(45,458)
Long-term debt	$390,087	$434,845

Lampung facility

In September 2013, PT Hoegh LNG Lampung (the “Borrower”) entered into a secured $299 million term loan facility (the “Lampung facility”) with a syndicate of banks and an export credit agency for the purpose of financing a portion of the construction of the
PGN FSRU Lampung
and the Mooring. Höegh LNG is the guarantor for the Lampung facility. The facility was drawn in installments as construction was completed. The term loan facility includes two commercial tranches, the FSRU tranche and the Mooring tranche, and the export credit tranche. The interest rates vary by tranche. The full principal amount on the Mooring tranche and accrued interest was repaid in 2014.

The FSRU tranche has an interest rate of LIBOR plus a margin of 3.4%. The interest rate for the export credit tranche is LIBOR plus a margin of 2.3%. The FSRU tranche is repayable quarterly over 7 years with a final balloon payment of $16.5 million. The export credit tranche is repayable in quarterly installments over 12 years assuming the balloon payment of the FSRU tranche is refinanced. If not, the export credit agent can exercise a prepayment right for repayment of the outstanding balance upon maturity of the FSRU tranche. The weighted average interest rate, excluding the impact of the associated interest rate swaps, for the years ended December 31, 2018 and 2017 was 5.9% and 4.9% respectively.

The primary financial covenants under the Lampung facility are as follows:

▪
Borrower must maintain a minimum debt service coverage ratio of 1.10 to 1.00 for the preceding nine-month period tested beginning from the second quarterly repayment date of the export credit tranche and on each quarterly repayment date thereafter;

▪	Guarantor’s book equity must be greater than the higher of (i) $200 million and (ii) 25% of total assets; and
▪	Guarantor’s free liquid assets (cash and cash equivalents or available draws on credit facilities) must be greater than $20 million.

As of December 31, 2018 and 2017, the Borrower and the guarantor were in compliance with the financial covenants.

Höegh LNG, as guarantor, has issued the following guarantees related to the Lampung facility that remain in effect as of December 31, 2018: (a) an unconditional and irrevocable on-demand guarantee for the repayment of the balloon repayment installment of the FSRU tranche callable only at final maturity of the FSRU tranche; (b) an unconditional and irrevocable on-demand guarantee for all amounts due in respect of the export credit agent in the event that the export credit agent exercises its prepayment right for the export credit tranche if the FSRU tranche is not refinanced; and (c) undertaking that, if the time charter is terminated for an event of vessel force majeure, that under certain conditions, a guarantee will be provided for the outstanding debt, less insurance proceeds for vessel force majeure. In addition, all project agreements and guarantees are assigned to the bank syndicate and the export credit agent, all cash accounts and the shares in PT Hoegh LNG Lampung and Hoegh LNG Lampung Pte. Ltd. are pledged in favor of the bank syndicate and the export credit agent.

The Lampung facility requires cash reserves that are held for specifically designated uses, including working capital, operations and maintenance and debt service reserves. Distributions are subject to “waterfall” provisions that allocate revenues to specified priorities of use (such as operating expenses, scheduled debt service, targeted debt service reserves and any other reserves) with the remaining cash being distributable only on certain dates and subject to satisfaction of certain conditions, including meeting a 1.20 historical debt service coverage ratio, no default or event of default then continuing or resulting from such distribution and the guarantor not being in breach of the financial covenants applicable to it. The Lampung facility limits, among other things, the ability of the Borrower to change its business, sell or grant liens on its property including the
PGN FSRU Lampung
, incur additional indebtedness or guarantee other indebtedness, make investments or acquisitions, enter into intercompany transactions and make distributions.

Gallant/Grace facility

On October 1, 2015, the Partnership acquired Höegh LNG FSRU III Ltd., the entity that owned Hoegh LNG Cyprus Limited, which owns the
Höegh Gallant
. Hoegh LNG Cyprus Limited, together with Höegh LNG FSRU IV Ltd., the owner of the
Höegh Grace
, are borrowers (the “Borrowers”) under a term loan facility (the “Gallant/Grace facility”) with a syndicate of banks and an export credit agency for the purpose of financing a portion of the
Höegh Gallant
and the
Höegh Grace
. The facility was secured by, among other things, a first priority mortgage of the
Höegh Gallant
and the
Höegh Grace
, an assignment of the Hoegh LNG Cyprus Limited’s, Höegh LNG Egypt LLC’s, Höegh LNG FSRU IV Ltd.’s and Höegh LNG Colombia S.A.S.’s rights under their respective time charters, the assignment of a bank guarantee for the performance of EGAS under the time charter and a pledge of the Borrowers' and Höegh LNG Egypt LLC’s cash accounts. The Partnership provided a pledge of its shares in Höegh LNG FSRU III Ltd., Hoegh LNG Cyprus Limited and Höegh LNG Colombia Holding Ltd., and Höegh LNG provided a pledge of its shares in Höegh LNG Egypt LLC as security for the facility. Höegh LNG Colombia Holding Ltd. provided a pledge of its shares in Höegh LNG FSRU IV Ltd. as security for the facility. Höegh LNG, Höegh LNG Colombia Holding Ltd., Höegh LNG FSRU III Ltd. and the Partnership were guarantors for the facility.

The Gallant/Grace facility included two commercial tranches and the export credit tranche related to the
Höegh Gallant
(the “Gallant facility”) and a commercial tranche and the export credit tranche related to the
Höegh Grace
(the “Grace facility”). All of the tranches under the Gallant/Grace facility were cross-defaulted, cross-collateralized and cross-guaranteed. The obligations of the Borrowers were joint and several. The interest rates varied by tranche.

The two commercial tranches related to the Gallant facility had an interest rate of LIBOR plus a margin of 2.7% based on the facility agreement. The interest rate for the export credit tranche related to the Gallant facility had a fixed interest rate and guarantee commission of 4.18% based on the facility agreement. The commercial tranches were repayable quarterly with a final balloon payment of $106.5 million due in November 2019. The export credit tranche was repayable in quarterly installments with the final payment in October 2026 assuming the balloon payments of the commercial tranches were refinanced. If not, the export credit agent could exercise a prepayment right for repayment of the outstanding balance of $
26.6
million upon maturity of the commercial tranches.

The commercial tranche related to the Grace facility had an interest rate of LIBOR plus a margin of 2.7% based on the facility agreement. The interest rate for the export credit tranche related to the Grace facility had a fixed interest rate and guarantee commission of 4.07% based on the facility agreement. The commercial tranches were repayable quarterly with a final balloon payment of $123.0 million due in June 2020. The export credit tranche was repayable in quarterly installments with the final payment due in March 2028 assuming the balloon payments of the commercial tranches were refinanced. If not, the export credit agent could exercise a prepayment right for repayment of the outstanding balance of $24.0 million upon maturity of the commercial tranches.

The weighted average interest rate for the Gallant facility, excluding the impact of the associated interest rate swaps, for the years ended December 31, 2018 and December 31, 2017 was
4.7
%
and 4.0%, respectively. The weighted average interest rate for the Grace facility, excluding the impact of the associated interest rate swaps, for the years ended December 31, 2018 and December 31,2017 was and 4.9% and 4.0%, respectively.

The fair value of the Gallant facility as of the
Höegh Gallant
acquisition date of October 1, 2015 was determined based upon margins, fixed interest rates and guarantee commission had the financing been entered on the acquisition date. Based upon its fair value, the weighted average effective interest rate for the Gallant facility, excluding the impact of the associated interest rate swaps, was
4.5
% and
3.8
%
for the year ended December 31, 2018 and 2017, respectively.

The fair value of the Grace facility as of the
Höegh Grace
acquisition date of January 3, 2017 was determined based upon margins, fixed interest rates and guarantee commission had the financing been entered on the acquisition date. Based upon its fair value, the weighted average effective interest rate for the Grace facility, excluding the impact of the associated interest rate swaps, wa
s
4.5
%
and 3.7% for the years ended December 31, 2018 and 2017, respectively.

The primary financial covenants under the Gallant/Grace facility were as follows:

•	Höegh LNG must maintain
	o	Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of
		▪	$200 million, and
		▪	25% of total assets
o
Free liquid assets (cash and cash equivalents, publicly trade debt securities with an A rating with Standard & Poor’s and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of

		▪	$20 million,
		▪	5% of total consolidated indebtedness provided on a recourse basis, and
		▪	Any amount specified to be a minimum liquidity requirement under any legal obligation.

•	The Partnership must maintain
	o	Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of
		▪	$150 million, and
		▪	25% of total assets
o
Free liquid assets (cash and cash equivalents, publicly trade debt securities with an A rating with Standard & Poor’s and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of

		▪	$15 million, and
		▪	$3 million multiplied by the number of vessels owned or leased by the Partnership

•	Each Borrower must maintain
	o	Current assets greater than current liabilities as defined in the agreements, and
	o	A ratio of EBITDA to debt service (principal repayments, guarantee commission and interest expense) of a minimum of 115%

In addition, a security maintenance ratio based on the aggregate market value of the
Höegh Gallant
, the
Höegh Grace
and any additional security was required to be at least 125% of the aggregate outstanding loan balance.

If the security maintenance ratio was not maintained, the relevant Borrower had 30 days to provide more security or to repay part of the loan to be in compliance with the ratio no later than 30 days after notice from the lenders.

As of December 31, 2018 and 2017, Höegh LNG, the Partnership and each Borrower were in compliance with the financial covenants.

Under the Gallant/Grace facility, cash accounts were freely available for the use of the Borrowers, unless there was an event of default. Cash could be distributed as dividends or to service loans of owners and affiliates provided that after the distribution the Borrowers would remain in compliance with the financial covenants and security maintenance ratio. The Gallant/Grace facility limited, among other things, the ability of the Borrowers to change its business, sell or grant liens on its property including the
Höegh Gallant
or the
Höegh Grace
, incur additional indebtedness or guarantee other indebtedness, make investments or acquisitions and enter into intercompany debt that was not subordinated to the Gallant/Grace facility.

$385 million facility

On January 29, 2019, the Partnership entered a loan agreement with a syndicate of banks to refinance the outstanding balances of the Gallant/Grace facility. Höegh LNG Partners LP is the borrower (the “Borrower”) for the senior secured term loan and revolving credit facility (the “$385 million facility”). The aggregate borrowing capacity is $320 million on the senior secured term loan and $63 million on the revolving credit facility. Hoegh LNG Cyprus Limited, which owns the
Höegh Gallant
, Höegh LNG FSRU IV Ltd., the owner of the
Höegh Grace
, (collectively, the "Vessel Owners"), Höegh LNG Colombia S.A.S., and Höegh LNG Egypt LLC, a subsidiary of Höegh LNG, are guarantors for the facility (collectively, the "guarantors"). The facility is secured by, among other things, a first priority mortgage of the
Höegh Gallant
and the
Höegh Grace
, an assignment of the Hoegh LNG Cyprus Limited’s, Höegh LNG Egypt LLC’s, Höegh LNG FSRU IV Ltd.’s, Höegh LNG Colombia S.A.S.’s rights under their respective time charters and earnings and a pledge of the Borrower’s and Guarantor’s cash accounts. The Partnership and its subsidiaries have provided a pledge of shares in Hoegh LNG Cyprus Limited, Höegh LNG FSRU IV Ltd. and Höegh LNG Colombia S.A.S., and Höegh LNG has provided a pledge of its shares in Höegh LNG Egypt LLC as security for the facility.

The senior secured term loan related to the $385 million facility includes a commercial tranche and the export credit tranche. Each tranche is divided into two term loans for each of the
Höegh Gallant
and the
Höegh Grace
.

The commercial tranche and the revolving credit facility related to the $385 million facility have an interest rate of LIBOR plus a margin of 2.30%. The commitment fee on the undrawn portion of the revolving credit facility is approximately 1.6%. The interest rate for the export credit tranche related to the $385 million facility have fixed interest rates and guarantee commissions of 3.98% and 3.88% on the term loans related to the
Höegh Gallant
and the
Höegh Grace
, respectively. The commercial tranche is repayable quarterly with a final balloon payment of $136.1 million due in January 2026. The term loans for export credit tranche related to the
Höegh Gallant
and the
Höegh Grace
are repayable in quarterly installments with the final payments in October 2026 and April 2028, respectively, assuming the balloon payments of the commercial tranches are refinanced. If not, the export credit agent can exercise a prepayment right for repayment of the total outstanding balance on both the terms loans of the export credit tranche of $9.5 million upon maturity of the commercial tranche. Any outstanding balance on the revolving credit facility is due in full in January 2026.

The primary financial covenants under the $385 million facility are as follows:

•	The Partnership must maintain
o	Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of
▪	25% of total assets, and
▪	$150 million
o
Consolidated working capital (current assets, excluding intercompany receivables and marked-to-market value of any financial derivative, less current liabilities, excluding intercompany payables, marked-to-market value of any financial derivative and the current portion of long-term debt) shall at all time be greater than zero

o	Minimum liquidity (cash and cash equivalents and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of
▪	$15 million, and
▪	$2.5 million multiplied by the number of vessels owned or leased by the Partnership (prorate for partial ownership), subject to a cap of $20 million
o	A ratio of combined EBITDA for the Vessel Owners to debt service (principal repayments, guarantee commission, commitment fees and interest expense) for the preceding twelve months of a minimum of 115%

In addition, a security maintenance ratio based on the aggregate market value of the
Höegh Gallant
, the
Höegh Grace
and any additional security must be at least 125% of the aggregate outstanding loan balance.

If the security maintenance ratio is not maintained, the relevant Borrower has 30 days to provide more security or to repay part of the loan to be in compliance with the ratio no later than 30 days after notice from the lenders.

Under the $385 million facility, cash accounts are freely available for the use of the Borrower and the guarantors, unless there is an event of default. Cash can be distributed as dividends or to service loans of owners and affiliates provided that after the distribution the Borrower and the guarantors would remain in compliance with the financial covenants. The $385 million facility limits, among other things, the ability of the Borrower and the guarantors to change their business, grant liens on the
Höegh Gallant
or the
Höegh Grace
, incur additional indebtedness that is not at pari passu with the $385 million facility, enter into intercompany debt that is not subordinated to the $385 million facility and for the Vessel Owners to make investments or acquisitions.

Refer to note 27 for information about amounts drawn on the facility subsequent to December 31, 2018.

The principal on long-term debt outstanding as of December 31, 2018 was repayable as follows:

(in thousands of U.S. dollars)	Total
2019 1)	$172,910
2020 1)	169,375
2021	33,522
2022	14,886
2023	14,886
2024 and thereafter	34,665
Total	$440,244

1)
The repayment profile for the years 2019 and 2020 include the original maturities under the Gallant /Grace facility. The amounts maturing in 2019 and 2020 have been classified as long-term in the consolidated balance sheet as of December 31, 2018 as a result of obtaining a firm commitment to refinance the Gallant/Grace facility in November 2018.The Gallant /Grace facility refinancing was finalized in January 2019 when the $385 million facility was drawn. Refer to note 27.

The following table reflects the principal on long-term debt repayable after giving effect to the drawdown on the $385 million facility in January 2019:

(in thousands of U.S. dollars)	Total
2019	$39,178
2020	44,659
2021	59,119
2022	40,483
2023	40,483
2024 and thereafter	233,079
Total	$457,001